Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (3,981,019)	$ (1,897,230)	$ (10,910,288)	$ (16,312,374)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,286	6,493	28,531	23,799
Stock-based compensation	2,544,995	366,489	1,635,708	7,036,778
Inventory allowance for valuation losses				25,975
Provision for doubtful accounts			1,455,101	184,589
Other non-cash expenses	672,016	(1,521)	2,413,746	32,350
Impairment of prepaid expenses				110,125
Loss on investment in equity securities			221,888
Deferred tax expense			115,668	864,802
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable		113,339	228,557	(614,166)
Decrease (increase) in prepaid expenses and other current assets			101,926	238,092
Decrease (increase) in prepaid expenses and security deposits	(53,380)	(203,621)
Decrease (increase) in due from related parties	(140,364)	(110,720)	(321,776)	(837,014)
Increase (decrease) in accrued expenses and other current liabilities	354,465	(146,316)	786,793	1,608,784
Increase (decrease) in contract liabilities			68,515
Increase (decrease) in tenant security deposit			13,700	(2,600)
Increase (decrease) in Taxes payables			112,946
Increase (decrease) in due to related parties	128,840	375,454	(186,860)	242,469
Net cash used in operating activities	(473,161)	(1,497,633)	(4,235,845)	(7,398,391)
Cash flows from investing activities
Purchase of equipment			(21,201)	(119,692)
Prepayment for equity investment			(338,985)	(1,601,992)
Net cash used in investing activities			(360,186)	(1,721,684)
Cash flows from financing activities
Proceeds from issuance of warrants	394,071		2,406,338
Proceeds from short-term bank loans				350,000
Proceeds from convertible notes payable	282,095	3,206,587	1,462,622
Issuance of common stock			1,050,000	3,663,925
Repayment of short-term bank loans		(1,000,000)	(1,000,000)
Net cash provided by financing activities	676,166	2,206,587	3,918,960	4,013,925
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(260,783)	(308,804)	2,123	(67,337)
Net increase (decrease) in cash and cash equivalents and restricted cash	(57,778)	400,150	(674,948)	(5,173,487)
Cash and cash equivalents and restricted cash
Beginning	716,780	1,391,728	1,391,728	6,565,215
Ending	659,002	1,791,878	716,780	1,391,728
Cash paid during the year for:
Income taxes paid			27,392	1,600
Supplemental disclosure of cash flows
Interest expense paid	5,701	56,663	33,180	285,465
Non-cash financing and investing activities
Purchase of Property and equipment by issuing common stock to a third party			7,400,000
Issuance of common stock for conversion of debt	$ (681,000)		$ 3,306,112